Note 11 - Share-based Payments	6 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
11.	SHARE-BASED PAYMENTS

In December 2017, the Company amended its stock option plan (the “2017 Plan”). The 2017 Plan was established to provide an incentive to management (officers), employees, director, and consultants of the Company and its subsidiaries. The maximum number of shares which may be reserved for issuance under the 2017 Plan is limited to 7,105,838 common shares less the number of shares reserved for issuance pursuant to options granted under the 1996 Plan, the 2000 Plan, the 2005 Plan, the 2009 Plan and the 2011 Pan, provided that the Board of Directors of the Company has the right, from time to time, to increase such number subject to the approval of the relevant exchange on which the shares are listed and the approval of the shareholders of the Company.

The maximum number of common shares that may be reserved for issuance to any one person under the 2017 Plan is 5% of the common shares outstanding at the time of the grant (calculated on a non-diluted basis) less the number of shares reserved for issuance to such person under any option to purchase common shares of the Company granted as a compensation or incentive mechanism.

The exercise price of each option cannot be less than the market price of the shares on the day immediately preceding the day of the grant less any permitted discount. The exercise period of the options granted cannot exceed 10 years. Options granted under the 2017 Plan do not have any required vesting provisions. However, the Board of Directors of the Company may, from time to time, amend or revise the terms of the 2017 Plan or may terminate it at any time.

The following summarizes the options outstanding:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (Yrs)
Outstanding as at January 1, 2020	6,642,000	$0.13	1.52
Granted	450,000	0.05	-
Forfeited	(122,000)	0.18	-
Outstanding as at June 30, 2020	6,970,000	$0.12	1.13
Granted	-	-
Expired	(2,730,000)	0.20	-
Forfeited	-	-	-
Outstanding as at December 31, 2020	4,240,000	$0.07	1.08
Outstanding as at June 30, 2021	4,240,000	$0.07	0.58

Options exercisable as at June 30, 2020	6,662,505	$0.13
Options exercisable as at December 31, 2020	4,127,500	$0.07
Options exercisable as at June 30, 2021	4,240,000	$0.07

The weighted average remaining contractual life for the stock options outstanding as at June 30, 2021 was 0.58 years (2020 - 1.133 years, 2019 - 2.03 years). The range of exercise prices for the stock options outstanding as at June 30, 2021 was $0.05 - $0.13 (2020 - $0.05 - $0.23, 2019 - $0.07 - $0.23). The weighted average grant-date fair value of options granted to management, employees, director, and consultants in February 2020 was estimated at $0.0355 (2019 - $0.0453) using the Black-Scholes option-pricing model.

The pricing model assumes the weighted average risk free interest rates of 1.37% in February 2020 (2019 - 2.19%) weighted average expected dividend yields of nil (2019 - nil), the weighted average expected common stock price volatility (based on historical trading) of 123% (2019 - 105%), a forfeiture rate of 0% (2019 - 0%), a weighted average stock price of $0.05 (2019 - $0.07), a weighted average exercise price of $0.05 (2019 - $0.07), and a weighted average expected life of 3 years (2019 - 3 years), which were estimated based on past experience with options and option contract specifics.